Supplementary Financial Statements Information (Trade Receivables, Net) (Details) - USD ($)		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Supplementary Financial Statements Information [Abstract]
Trade receivables				$ 6,333,000	$ 2,477,000
Less allowance for doubtful accounts		$ (382,120)	$ (615,000)	(382,120)	(796,540)
Trade receivables, net	[1]			$ 5,951,000	$ 1,680,000
Changes in the allowance for doubtful accounts
Beginning balance		796,540	615,000
Additions		3,000	215,000
Deductions		(418,000)	$ (33,000)
Ending balance		$ 382,120

[1]	Includes balances in the amounts of $3,343,778 and $288,340 with related parties as of June 30, 2015 and December 31, 2014, respectively and net of the allowance for doubtful accounts in the amount of $382,120 and $796,540 as of June 30, 2015 and December 31, 2014, respectively.